UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 W. Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period: December 31, 2012

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

(Class A: AFNAX)
(Class I: AFNIX)

SEMI-ANNUAL REPORT
December 31, 2012

AAM/Bahl & Gaynor Income Growth Fund
a series of Investment Managers Series Trust

Table of Contents

Schedule of Investments	1
Statement of Assets and Liabilities	5
Statement of Operations	6
Statement of Changes in Net Assets	7
Financial Highlights	8
Notes to Financial Statements	10
Supplemental Information	15
Expense Example	17

This report and the financial statements contained herein are provided for the general information of the shareholders of the AAM/Bahl & Gaynor Income Growth Fund.  This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus.

www.aammutualfunds.com

AAM/Bahl & Gaynor Income Growth Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2012 (Unaudited)

Number of Shares		Value
	COMMON STOCKS – 97.6%
	CONSUMER DISCRETIONARY – 8.6%
290	Genuine Parts Co.	$18,438
700	Mattel, Inc.	25,634
465	McDonald's Corp.	41,018
		85,090
	CONSUMER STAPLES – 18.1%
685	Altria Group, Inc.	21,523
620	Coca-Cola Co.	22,475
620	H.J. Heinz Co.	35,761
320	Kimberly-Clark Corp.	27,017
480	Kraft Foods Group, Inc.	21,826
330	Philip Morris International, Inc.	27,601
330	Procter & Gamble Co.	22,404
		178,607
	ENERGY – 10.2%
160	Chevron Corp.	17,303
210	Crescent Point Energy Corp.	7,942
945	Kinder Morgan, Inc.	33,387
205	Vermilion Energy, Inc.	10,717
970	Williams Cos., Inc.	31,758
		101,107
	FINANCIALS – 15.1%
445	Arthur J. Gallagher & Co.	15,419
295	Bank of Nova Scotia	17,075
95	BlackRock, Inc.	19,637
90	Canadian Imperial Bank of Commerce	7,255
310	Digital Realty Trust, Inc. - REIT	21,046
475	HCP, Inc.	21,461
385	Health Care REIT, Inc. - REIT	23,597
445	National Retail Properties, Inc. - REIT	13,884
235	Realty Income Corp. - REIT	9,449
		148,823
	HEALTH CARE – 15.2%
450	Abbott Laboratories	29,475
285	Baxter International, Inc.	18,998
855	Bristol-Myers Squibb Co.	27,864
395	GlaxoSmithKline PLC - ADR	17,171
355	Johnson & Johnson	24,886
260	Merck & Co., Inc.	10,644

AAM/Bahl & Gaynor Income Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2012 (Unaudited)

Number of Shares		Value
	HEALTH CARE (CONTINUED)
325	Novartis A.G. - ADR	$20,573
		149,611
	INDUSTRIALS – 8.0%
490	Emerson Electric Co.	25,951
1,220	General Electric Co.	25,608
330	United Technologies Corp.	27,063
		78,622
	INFORMATION TECHNOLOGY – 9.1%
565	Analog Devices, Inc.	23,764
315	Automatic Data Processing, Inc.	17,958
1,035	Cisco Systems, Inc.	20,338
1,345	Intel Corp.	27,747
		89,807
	MATERIALS – 3.4%
170	Praxair, Inc.	18,606
505	RPM International, Inc.	14,827
		33,433
	TELECOMMUNICATION SERVICES – 3.7%
475	AT&T, Inc.	16,012
490	BCE, Inc.	21,041
		37,053
	UTILITIES – 6.2%
140	NextEra Energy, Inc.	9,686
705	ONEOK, Inc.	30,139
505	Southern Co.	21,619
		61,444
	TOTAL COMMON STOCKS (Cost $959,658)	963,597

	SHORT-TERM INVESTMENTS – 5.2%
50,855	Federated Treasury Obligations Fund, 0.01%1	50,855

	TOTAL SHORT-TERM INVESTMENTS (Cost $50,855)	50,855

AAM/Bahl & Gaynor Income Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2012 (Unaudited)

TOTAL INVESTMENTS – 102.8% (Cost $1,010,513)	$1,014,452
Liabilities in Excess of Other Assets – (2.8)%	(27,572)

TOTAL NET ASSETS – 100.0%	$986,880

ADR – American Depository Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trust

1	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

AAM/Bahl & Gaynor Income Growth Fund
SUMMARY OF INVESTMENTS
As of December 31, 2012 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Common Stocks
Consumer Staples	18.1%
Health Care	15.2%
Financials	15.1%
Energy	10.2%
Information Technology	9.1%
Consumer Discretionary	8.6%
Industrials	8.0%
Utilities	6.2%
Telecommunication Services	3.7%
Materials	3.4%
Total Common Stocks	97.6%
Short-Term Investments	5.2%
Total Investments	102.8%
Liabilities in Excess of Other Assets	(2.8)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

AAM/Bahl & Gaynor Income Growth Fund
STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2012 (Unaudited)

Assets:
Investments in securities, at value (cost $1,010,513)	$1,014,452
Receivables:
Dividends and interest	2,405
Advisor	19,332
Prepaid expenses	21,555
Total assets	1,057,744

Liabilities:
Payables:
Securities purchased	31,267
Distribution fees (Note 6)	650
Offering costs	16,914
Auditing fees	7,459
Fund accounting fees	5,191
Chief Compliance Officer fees	4,205
Administration fees	685
Trustees' fees and expenses	476
Transfer agent fees and expenses	346
Custody fees	88
Accrued other expenses	3,583
Total liabilities	70,864

Net Assets	$986,880

Components of Net Assets:
Capital (par value of $0.01 per share with an unlimited number of shares authorized)	$984,544
Undistributed net investment income	307
Accumulated net realized loss on investments	(1,910)
Net unrealized appretiation on investments	3,939
Net Assets	$986,880

Class A Shares:
Net Assets applicable to shares outstanding	$986,368
Number of shares issued and outstanding	97,212
Net asset value per share	$10.15
Maximum sales charge (5.75% of offering price)*	0.62
Maximum offering price to public	$10.77

Class I Shares:
Net Assets applicable to shares outstanding	$512
Number of shares issued and outstanding	50
Net asset value per share	$10.17

*
On sales of $50,000 or more, the sales charge will be reduced. Class A Shares are subject to a Contingent Deferred Sales Charge (“CDSC”) of 1.00% on any shares sold within 18 months of the date of purchase.

See accompanying Notes to Financial Statements.

AAM/Bahl & Gaynor Income Growth Fund
STATEMENT OF OPERATIONS
For the Period July 5, 2012* through December 31, 2012 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $196)	$10,050
Interest	2
Total investment income	10,052

Expenses:
Registration fees	18,451
Offering costs	17,948
Administration fees	17,655
Fund accounting fees	16,618
Transfer agent fees and expenses	16,253
Auditing fees	7,459
Chief Compliance Officer fees	6,621
Legal fees	4,905
Custody fees	4,498
Trustees' fees and expenses	2,943
Advisory fees	2,139
Miscellaneous	1,674
Shareholder reporting fees	1,239
Distribution fees (Note 6)	668
Insurance fees	396

Total expenses	119,467
Advisory fees waived	(2,139)
Other expenses absorbed	(113,571)
Net expenses	3,757
Net investment income	6,295

Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments	(1,700)
Net change in unrealized appreciation/depreciation on investments	3,939
Net realized and unrealized gain on investments	2,239

Net Increase in Net Assets from Operations	$8,534

*	Commencement of operations.

See accompanying Notes to Financial Statements.

AAM/Bahl & Gaynor Income Growth Fund
STATEMENT OF CHANGES IN NET ASSETS

For the Period
July 5, 2012*
to December 31, 2012
(Unaudited)
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$6,295
Net realized loss on investments	(1,700)
Net change in unrealized appreciation/depreciation on investments	3,939
Net increase in net assets resulting from operations	8,534

Distributions to Shareholders:
From net investment income
Class A	(5,984)
Class I	(4)
From net realized gains
Class A	(210)
Class I	-
Total distributions to shareholders	(6,198)

Capital Transactions:
Net proceeds from shares sold
Class A	978,147
Class I	500
Reinvestment of distributions
Class A	6,101
Class I	4
Cost of shares redeemed
Class A	(208)
Class I	-
Net increase in net assets from capital transactions	984,544

Total increase in net assets	986,880

Net Assets:
Beginning of period	-
End of period	$986,880

Undistributed net investment income	$307

Capital Share Transactions:
Shares sold
Class A	96,634
Class I	50
Shares reinvested
Class A	599
Class I	-
Shares redeemed
Class A	(21)
Class I	-
Net increase from capital share transactions	97,262

*	Commencement of operations.

See accompanying Notes to Financial Statements.

AAM/Bahl & Gaynor Income Growth Fund - Class A
FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout the period.

	For the Period
	July 5, 2012*
	to December 31, 2012
	(Unaudited)
Net asset value, beginning of period	$10.00
Income from Investment Operations:
Net investment income1	0.12
Net realized and unrealized loss on investments	(0.06)
Total from investment operations	0.06

Less Distributions:
From net investment income	(0.09)
From net realized gain	-	2
Total distributions	(0.09)

Net asset value, end of period	$10.15

Total return3	2.42%	4

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$987

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	44.50%	5
After fees waived and expenses absorbed	1.40%	5
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(40.75)%	5
After fees waived and expenses absorbed	2.35%	5
Portfolio turnover rate	14%	4

*	Commencement of operations.
1	Based on average shares outstanding for the period.
2	Amount represents less than $0.01 per share.
3
Total returns would have been lower had expenses not been waived or reimbursed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 5.75% of offering price which is reduced on sales of $50,000 or more. Returns do not include payment of contingent deferred sales charge (“CDSC”) of 1% on certain redemptions of Class A shares made within 18 months of purchase. If the sales charge was included total returns would be lower.

4	Not annualized.
5	Annualized.

See accompanying Notes to Financial Statements.

AAM/Bahl & Gaynor Income Growth Fund - Class I
FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout the period.

	For the Period
	July 5, 2012*
	to December 31, 2012
	(Unaudited)
Net asset value, beginning of period	$10.00
Income from Investment Operations:
Net investment income1	0.13
Net realized and unrealized loss on investments	(0.03)
Total from investment operations	0.10

Less Distributions:
From net investment income	(0.07)
From net realized gain	-	2
Total distributions	(0.07)

Net asset value, end of period	$10.17

Total return	2.44%	3

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	44.25%	4
After fees waived and expenses absorbed	1.15%	4
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(40.50)%	4
After fees waived and expenses absorbed	2.60%	4
Portfolio turnover rate	14%	3

*	Commencement of operations.
1	Based on average shares outstanding for the period.
2	Amount represents less than $0.01 per share.
3	Not annualized.
4	Annualized.

See accompanying Notes to Financial Statements.

AAM/Bahl & Gaynor Income Growth Fund
NOTES TO SCHEDULE OF INVESTMENTS
December 31, 2012 (Unaudited)

Note 1 – Organization
AAM/Bahl & Gaynor Income Growth Fund (the ‘‘Fund’’) was organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund’s primary investment objective is current and growing income and secondarily long-term capital appreciation.  The Fund commenced investment operations on July 5, 2012.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policy consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets generally are valued at their market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees but action may be taken by any one of the Trustees.

(b) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date.  Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.  Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

The Fund incurred offering costs of approximately $36,152, which were amortized over a one-year period from July 5, 2012 (commencement of operations).

(d) Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

AAM/Bahl & Gaynor Income Growth Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
December 31, 2012 (Unaudited)

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities.  As of and during the period ended December 31, 2012, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e) Distributions to Shareholders
The Fund will make distributions of net investment income monthly and capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Advisors Asset Management, Inc. (the “Advisor”). Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 0.80% of the Fund’s average daily net assets. The Advisor has engaged Bahl & Gaynor, Inc. (the “Sub‐Advisor”) to manage the Fund and pays the Sub‐Advisor from its advisory fees.

The Fund’s advisor has contractually agreed to waive its fees and/or pay for expenses of the Fund to ensure that total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.40% and 1.15% of the average daily net assets of the Fund's Class A and Class I Shares, respectively, until October 31, 2013.

For the period July 5, 2012 (commencement of operations) through December 31, 2012, the Advisor waived its fees and absorbed other expenses as follows:

Advisory Fees	Other Expenses	Total
$ 2,139	$ 113,571	$ 115,710

AAM/Bahl & Gaynor Income Growth Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
December 31, 2012 (Unaudited)

The Advisor may recover from the Fund fees and/or expenses previously waived and/or absorbed if the Fund’s expense ratio, including the recovered expenses, falls below any current expense limit and the expense limit in place at the time the expenses were incurred. The Advisor is permitted to seek reimbursement from the Fund for a period three fiscal years following the fiscal year in which such reimbursements occurred.  The Advisor may recapture a portion of the following amounts no later than June 30 of the years stated below:

2016:	$ 115,710
$ 115,710

Grand Distribution Services, LLC (“GDS” or “Distributor”) serves as the Fund’s Distributor; UMB Fund Services, Inc. (“UMBFS”), an affiliate of GDS, serves as the Fund’s fund accountant and co-administrator; and Mutual Fund Administration Corporation (“MFAC”) serves as the Fund’s other co-administrator. UMBFS also serves as the Fund’s transfer agent and UMB Bank, n.a. (“UMBNA”), an affiliate of UMBFS, serves as the Fund’s custodian. On January 1, 2013, IMST Distributors, LLC, (“IMST Distributors”) succeeded GDS as the Distributor to the Fund.  IMST Distributors is not affiliated with the Trust or any of its service providers.

The amount of net selling commissions and deferred sales charges retained by the Distributor, Advisor and/or a broker-dealer affiliated with the Advisor for the period July 5, 2012 (commencement of operations) through December 31, 2012 were as follows:

	Net Selling Commissions	Deferred Sales Charge
Class A	$ 904	$ -

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators. For the period July 5, 2012 (commencement of operations) through December 31, 2012, the Fund’s allocated fees incurred to Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

Cipperman & Co. provides Chief Compliance Officer (“CCO”) services to the Trust. The Fund’s allocated fees incurred for CCO services for the period July 5, 2012 (commencement of operations) through December 31, 2012, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes
At December 31, 2012, gross unrealized appreciation and (depreciation) of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$1,010,650

Gross unrealized appreciation	23,057
Gross unrealized depreciation	(19,255)

Net unrealized appreciation (depreciation)	$3,802

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

AAM/Bahl & Gaynor Income Growth Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
December 31, 2012 (Unaudited)

Note 5 – Investment Transactions
For the period ended December 31, 2012, purchases and sales of investments, excluding short-term investments, were $1,031,794 and $70,436, respectively.

Note 6 – Distribution Plan
The Trust, on behalf of the Fund, has adopted a Rule 12b-1 plan with respect to its Class A Shares. Under the plan, the Fund pays to the Distributor distribution fees in connection with the sale and distribution of the Fund’s Class A Shares and/or administrative service fees in connection with the provision of ongoing services to shareholders and the maintenance of shareholder accounts. For Class A Shares, the maximum annual fee payable to the Distributor for such distribution and/or administrative services is 0.25% of the average daily net assets of such shares. The Distributor may pay any or all amounts received under the Rule 12b-1 plan to other persons for any distribution or administrative services provided by such persons to the Fund. Payments under the Rule 12b-1 plan are not tied exclusively to distribution expenses actually incurred by the Distributor or others and the payments may exceed or be less than the amount of expenses actually incurred.

For the period July 5, 2012 (commencement of operations) through December 31, 2012, distribution and service fees incurred are disclosed on the Statement of Operations.

Note 7 – Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, the Fund expects the risk of loss to be remote.

Note 8 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that

AAM/Bahl & Gaynor Income Growth Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
December 31, 2012 (Unaudited)

are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy.  In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

In addition, the Fund has adopted Accounting Standards Update No. 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs which amends Fair Value Measurements and Disclosures to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards.  Enhanced disclosure is required to detail any transfers in to and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of December 31, 2012, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks1	$963,597	$-	$-	$963,597
Short-Term Investments	50,855	-	-	50,855
Total Investments	$1,014,452	$-	$-	$1,014,452

1	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 2 or Level 3 securities at period end.

Transfers are recognized at the end of the reporting period. There were no transfers at period end.

Note 9 – Recently Issued Accounting Pronouncements
In December 2011, the Financial Accounting Standards Board (“FASB”) issued Account Standards Update (“ASU”) No. 2011-11 Disclosures about Offsetting Assets and Liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented. Management is currently evaluating the impact ASU 2011-11 will have on the financial statement disclosures.

AAM/Bahl & Gaynor Income Growth Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Advisory Agreement and Sub-Advisory Agreement (Unaudited)
At in-person meetings held on March 14-15, 2012 and June 20-21, 2012, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and Advisors Asset Management, Inc. (the “Investment Advisor”) and the Sub-Advisory Agreement (the “Sub-Advisory Agreement” and, together with the Advisory Agreement, the “Fund Advisory Agreements”) between the Investment Advisor and Bahl & Gaynor Investment Counsel (the “Sub-Advisor”) with respect to the AAM/Bahl & Gaynor Income Growth Fund series of the Trust (the “Fund”) for initial two-year terms.  In approving the Fund Advisory Agreements, the Board of Trustees, including the Independent Trustees, determined that approval of each Agreement is in the best interests of the Fund and its shareholders.

Background
In advance of the meetings, the Board received information about the Fund and the Fund Advisory Agreements from the Investment Advisor, from the Sub-Advisor and from Mutual Fund Administration Corporation (“MFAC”) and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information provided by the Investment Advisor about its organization and financial condition and personnel providing services to the Fund; information provided by the Sub-Advisor about its organization and financial condition, and personnel providing services to the Fund and their compensation structure; the performance of the Sub-Advisor’s Income Growth composite; a report comparing the proposed advisory fee and total expense ratio of the Fund to those of a group of comparable funds selected by Morningstar, Inc. from its large blend universe (the “Peer Group”); the expected profitability to the Investment Advisor and the Sub-Advisor of their relationships with the Fund; and the economies of scale and other potential benefits to the Investment Advisor and the Sub-Advisor expected to result from their relationships with the Fund.  The Board also received a memorandum from the independent legal counsel to the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed Fund Advisory Agreements. Before voting, the Independent Trustees met in a private session with counsel at which no representatives of the Investment Advisor or the Sub-Advisor were present.

In approving the Fund Advisory Agreements, the Board and the Independent Trustees considered a variety of factors, including those discussed below.  The Board subsequently reviewed and approved the compliance policies and procedures of the Investment Advisor and the Sub-Advisor’s compliance program and code of ethics.  In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.  The Board reviewed the materials and various matters concerning the Investment Advisor and the Fund.

Nature, Extent and Quality of Services
In reviewing the proposed Fund Advisory Agreements, the Board discussed, among other things, the nature, extent and quality of the services expected to be provided by the Investment Advisor and Sub-Advisor with respect to the Fund.   The Board observed that the Investment Advisor did not manage any other accounts using the strategy that would be used to manage the Fund.  The Board considered information regarding the services that would be provided by Investment Advisor to the Fund, noting that in managing the Fund and other funds it intends to organize, the Investment Advisor plans to use a manager-of-managers approach overseen by the Investment Advisor’s investment committee and would be responsible for, among other things, the selection, oversight, termination and replacement of sub-advisors, as appropriate, evaluating and allocating assets to one or more sub-advisors, ensuring quality control in the sub-advisors’ investment process, monitoring and measuring risk and return against appropriate benchmarks and peers, and monitoring and directing the Investment Advisor’s due diligence committee.  The Board considered the performance of the Sub-Advisor’s Income Growth composite.  The Board noted that the infrastructure composite had significantly outperformed the S&P 500 Index for the one-, three-, and five-year periods ended December 31, 2011.  Based on its review, the Board and the Independent

AAM/Bahl & Gaynor Income Growth Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Trustees concluded that the Investment Advisor and Sub-Advisor have the capabilities, resources and personnel necessary to manage the Fund.

Advisory Fees and Expense Ratios
With respect to the advisory fees and total expenses expected to be paid by the Fund, the Board noted the meeting materials indicated that that the advisory fee proposed to be paid by the Fund and anticipated total expenses of the Fund were higher than the medians of the funds in the Peer Group, but in neither case were the Fund’s the highest in the Peer Group.  The Board also observed that the portion of the advisory fee that would be retained by the Investment Advisor was larger than the sub-advisory fee that was being proposed to be paid to the Sub-Advisor, but noted the Investment Advisor’s representation that the effective advisory fee that the Investment Advisor would receive from the Fund would be less than the published advisory fee rate because the Investment Advisor would have to bear the Fund’s fee waivers and expense reimbursements until the Fund reached a break-even point of approximately $150 million to $200 million.  With respect to the Sub-Advisor, the Board noted that the sub-advisory fee proposed to be paid to the Sub-Advisor by the Investment Advisor with respect to the Fund was significantly lower than the Sub-Advisor’s standard fee schedule for portfolio management accounts. The Board and the Independent Trustees concluded that the proposed compensation payable to each of the Investment Advisor and the Sub-Advisor under the respective Fund Advisory Agreement would be fair and reasonable in light of the services proposed to be provided by such entity to the Fund.

Profitability and Economies of Scale
The Board also considered information relating to the Investment Advisor’s and Sub-Advisor’s estimated costs and profits with respect to the Fund, noting that the Investment Advisor anticipated waiving its advisory fees and subsidizing the Fund’s operations during the first year of the Fund’s operations, and determined that the estimated profitability for the Investment Advisor was reasonable.  The Board noted that during the Fund’s startup period, its asset levels would likely be too low to achieve significant economies of scale and that the matter of such economies would be reviewed in the future as Fund assets grow.  The Board further noted its belief that the Investment Advisor and the Sub-Advisor would provide the Fund with a reasonable potential for good investment results.

Conclusion
Based on these and other factors, the Board and the Independent Trustees concluded that approval of each Fund Advisory Agreement is in the best interests of the Fund and its shareholders and, accordingly, approved each Fund Advisory Agreement.

AAM/Bahl & Gaynor Income Growth Fund
EXPENSE EXAMPLES
For the Period July 5, 2012* through December 31, 2012 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees; distribution and 12b-1 fees and other Fund expenses.  The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Actual Performance example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from 7/5/12* to 12/31/12.

The Hypothetical (5% annual return before expenses) example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from 7/1/12 to 12/31/12.

Actual Expenses
The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges.  Therefore, the information under the headings “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expense Paid During Period
Actual Performance**	7/5/12*	12/31/12	7/5/12* – 12/31/12
Class A	$1,000.00	$1,024.20	$6.99
Class I	1,000.00	1,024.40	5.72
Hypothetical (5% annual return before expenses)^	7/1/12	12/31/12	7/1/12 – 12/31/12
Class A	$1,000.00	1,018.10	$7.12
Class I	1,000.00	1,019.35	5.83

*	Commencement of operations.
**
Expenses are equal to the Fund’s annualized expense ratios of 1.40% and 1.15% for Class A and Class I, respectively, multiplied by the average account values over the period, multiplied by 180/365 (to reflect the since inception period). The expense ratios reflect an expense waiver.  Assumes all dividends and distributions were reinvested.

^
Expenses are equal to the Fund’s annualized expense ratios of 1.40% and 1.15% for Class A and Class I, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six month period). The expense ratios reflects an expense waiver. Assumes all dividends and distributions were reinvested.

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Investment Advisor
Advisors Asset Management, Inc.
18925 Base Camp Road
Monument, Colorado 800123

Sub-Advisor
Bahl & Gaynor, Inc.
212 East Third Street, Suite 200
Cincinnati, Ohio  45202

Independent Counsel
Bingham McCutchen LLP
355 S. Grand Avenue, Suite 4400
Los Angeles, California 90071

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri  64106

 Fund Co-Administrator
Mutual Fund Administration Corporation
2220 E. Route 66, Suite 226
Glendora, California  91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, Wisconsin  53233-2301

Distributor
IMST Distributors, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
AAM/Bahl & Gaynor Income Growth Fund-Class A	AFNAX	461418 188
AAM/Bahl & Gaynor Income Growth Fund-Class I	AFNIX	461418 162

Privacy Principles of the AAM/Bahl & Gaynor Income Growth Fund for Shareholders
The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund.  The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the AAM/Bahl & Gaynor Income Growth Fund for their information.  It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at 888-966-9661, or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling 888-966-9661, or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available on the SEC website at  www.sec.gov or by calling the Fund at 888-966-9661. The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

AAM/Bahl & Gaynor Fund
c/o UMB Fund Services, Inc.
P.O. Box 2175
Milwaukee, WI  53201
888-966-9661

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed February 8, 2008.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ John P. Zader
John P. Zader, President

Date	3/7/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ John P. Zader
John P. Zader, President

Date	3/7/13

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	3/7/13